Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2017 and 2016:

(in thousands)	2017	2016
Net unrealized loss on hedging contracts, net of tax	$(30,487)	$(7,600)
Net unrealized loss on marketable securities, net of tax	(942)	(156)
Net unrealized loss on pension, net of tax	(878)	(1,498)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.9 million and $7.7 million in 2017 and 2016, respectively	(16,144)	(15,901)
Foreign currency translation adjustments	(172,308)	(308,684)
Accumulated other comprehensive loss	$(220,759)	$(333,839)